Note 9 - Related Party Transactions (Details) - USD ($)											1 Months Ended													2 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended	152 Months Ended
	Aug. 31, 2015	Aug. 25, 2015	Jul. 23, 2014	Feb. 04, 2014	Jan. 06, 2014	Sep. 11, 2013	Jun. 30, 2013	Nov. 06, 2012	Aug. 15, 2012	Mar. 28, 2012	Nov. 30, 2014	Feb. 28, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	May. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 28, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Sep. 09, 2014	Aug. 31, 2014	Aug. 04, 2014	Jul. 31, 2014	Mar. 31, 2014	Dec. 31, 2012	Aug. 14, 2012	Jul. 14, 2012	Mar. 14, 2012
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.014				$ 4.88						$ 7.50						$ 7.50
Convertible Note Percentage																			20.00%	20.00%			20.00%
Convertible Note Principal Amount																			$ 156,243	$ 600,000			$ 240,000
Debt Instrument, Interest Rate, Effective Percentage																													24.00%	24.00%
Advance Under Note																					$ 300,000
Cash Advance Net Of Interest										$ 60,000
Stock Issued During Period, Value, Conversion of Units																					$ 600,000
Stock Issued During Period, Shares, Other (in Shares)																							20,623
Stock Issued During Period, Shares, New Issues (in Shares)		1,666,667						20,833			13,700				13,333	4,762						13,889						13,700
Additional Issue Of Common Stock Shares (in Shares)																																							213,334
Convertible Note Due Date																						Aug. 31, 2013
Compensation Payment Pursuant To Merger																													listing the Company’s shares on NASDAQ pursuant to an underwritten offering of the Company’s securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round; and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.
Related Party Transaction, Description of Transaction																													(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater; and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
Shares Issued Related Party Transactions Three (in Shares)																			20,833
Proceeds from Related Party Debt																			$ 155,000
Stock Issued During Period, Value, New Issues																											$ 13,060,880		$ 2,055,001	$ 2,055,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							5,926					21,538												21,538		4,831					37,440		61,539	61,539	28,986	21,538
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																14,881		33,333
Notes Payable, Related Parties																				$ 600,000
Proceeds from Issuance or Sale of Equity		$ 13,800,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																											49.00%
Repayments of Secured Debt								$ 155,000
Debt Instrument, Face Amount							$ 1,000,000									$ 156,243
CEO [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				52
In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Capital Raised							1,000,000
Captial Raised, Compensation							75,000
Going Private Transaction, Compensation							$ 200,000
Non-Convertible Grid Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																													10.00%	10.00%
The Convertible Notes [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount																									$ 933,073
Debt Instrument, Redemption Price, Percentage																											140.00%
Debt Instrument, Redemption Price	$ 1,548,792																										$ 1,500,000
Debt Instrument, Redemption Amount Paid To Affiliates	$ 167,031																										167,031
Non-convertible Gride Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Rate														10.00%
Samuel Herschkowitz [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Periodic Payment						$ 314,484
Conversion of Stock, Shares Converted (in Shares)						299,509
Stock Issued During Period, Shares, New Issues (in Shares)																						100,000
Shares Issued Related Party Transactions Two (in Shares)																				353,334
Percentage Of Accrued Interest																						20.00%
Samuel Herschkowitz [Member] | Non-Convertible Grid Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Percentage Of Gross Proceeds Received In Advance														10.00%
Sok Partners [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Periodic Payment						$ 680,444
Conversion of Stock, Shares Converted (in Shares)						648,050
Advance Under Note																							$ 300,000
Stock Issued During Period, Shares, Conversion of Units (in Shares)																					61,539		61,539
Notes Payable																																					$ 357,282
Stock Issued During Period, Shares, New Issues (in Shares)																							176,667
Additional Issue Of Common Stock Shares (in Shares)																																								213,334
Sok Partners [Member] | Non-Convertible Grid Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Notes Payable												$ 305,589.04												$ 305,589.04
Proceeds from Notes Payable													$ 20,000	$ 300,000
Debt Instrument, Maturity Date														Feb. 28, 2014
Amount Received In Three Tranches														$ 250,000
Percentage Of Increase In Interest In Case Of Default													20.00%
Dr. Samuel Herschkowitz and SOK Partners, LLC [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Equity Bonus Valued At Common Stock Rate (in Dollars per share)																							$ 4.88
Stock Issued During Period, Shares, New Issues (in Shares)																							176,667
Dr. Samual Herschkowitz [Member[
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)										20,623
Stock Issued During Period, Shares, New Issues (in Shares)																						100,000
Related Party Transaction, Amounts of Transaction					$ 200,000											$ 75,000
Due to Related Parties, Proceeds from Offering, Percentage					3.00%
Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Due to Related Parties, Proceeds from Offering, Percentage							3.00%
Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Upon Consummating the Shell Merger [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							$ 75,000
Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Upon Consummating the Qualifying Financing Round [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							$ 150,000
Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Upon Consummating Underwritten Offering [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Due to Related Parties, Proceeds from Offering, Percentage							3.00%
Dr. Samual Herschkowitz [Member[ | Herschkowitz Purchase Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Rate										20.00%
Convertible Notes Payable										$ 240,000
Dr. Samual Herschkowitz [Member[ | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									176,667
Dr. Samual Herschkowitz [Member[ | Penalty Shares [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																						100,000
Dr. Samual Herschkowitz [Member[ | Convertible Promissory Notes [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																	$ 7.50
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	13,889
Related Party Transaction, Rate								20.00%
Notes Payable, Related Parties								$ 156,243
Dr. Samual Herschkowitz [Member[ | Non-convertible Gride Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties, Advance, Percentage														10.00%
SOK Partners LLC [Member] | Convertible Note Purchase Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 4.88
Advance Under Note																					$ 300,000
Stock Issued During Period, Shares, New Issues (in Shares)																					61,539		61,539
Related Party Transaction, Rate																				20.00%
Convertible Notes Payable																																					$ 357,282
SOK Partners LLC [Member] | Convertible Note Purchase Agreement [Member] | In Event of Default [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Rate																				24.00%
SOK Partners LLC [Member] | Convertible Note Purchase Agreement [Member] | In Event of Obtaining Financing From Another Source Without SOK Partners Consent [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Value, New Issues										$ 600,000
SOK Partners LLC [Member] | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									176,667
SOK Partners LLC [Member] | Non-convertible Gride Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Related Party Debt														$ 250,000
Notes Payable, Related Parties														$ 300,000
Repayments of Related Party Debt												$ 305,589.04
SOK Partners LLC [Member] | Non-convertible Gride Note [Member] | In Event of Default [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Rate																								20.00%
SOK Partners LLC [Member] | SOK Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			5,431																													4,831
Debt Instrument, Face Amount			$ 122,196																													$ 108,696
Proceeds from Issuance or Sale of Debt and Warrants			$ 100,000
Debt Instrument Original Issue Discount Percentage			8.70%
Dr. Herschkowitz, APA and SOK [Member] | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									353,334
Dr Herschkowitz and Sok Partners Llc [Member] | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 1.05																													$ 4.88
Chief Executive Officer [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				52
Preferred Stock [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Value, New Issues																											$ 16,667		$ 206
Preferred Stock [Member] | CEO [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)												25,000
Stock Issued During Period, Value, New Issues												$ 19,231
Preferred Stock [Member] | Chief Executive Officer [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				19,231
Stock Issued During Period, Value, New Issues				$ 25,000
Conversion of Herschkowitz Note [Member] | Dr. Samual Herschkowitz [Member[
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.014
Debt Conversion, Original Debt, Amount						$ 314,484
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						299,509
Conversion of SOK Note [Member] | SOK Partners LLC [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.014
Debt Conversion, Original Debt, Amount						$ 680,444
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						648,050
Second Advance [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Advance Under Note										84,657
Second Advance [Member] | SOK Partners LLC [Member] | Convertible Note Purchase Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Advance Under Note										84,657
Cash Advance Net Of Interest										60,000
First Advance [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Advance Under Note										300,000
First Advance [Member] | SOK Partners LLC [Member] | Convertible Note Purchase Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Advance Under Note										$ 300,000
Tranche One [Member] | SOK Partners LLC [Member] | Non-convertible Gride Note [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Related Party Debt													$ 20,000
Minimum [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Offering of Securities																									2,000,000
Minimum [Member] | In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 2,000,000
Proceeds from Issuance Initial Public Offering							5,000,000
Minimum [Member] | Samuel Herschkowitz [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									1.05
Percentage Of Interest Rate On Event Of Default																						20.00%
Minimum [Member] | Dr. Samuel Herschkowitz and SOK Partners, LLC [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Equity Bonus Valued At Common Stock Rate (in Dollars per share)																							$ 1.05
Minimum [Member] | Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							200,000
Minimum [Member] | Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Upon Consummating Underwritten Offering [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							200,000
Minimum [Member] | Dr. Samual Herschkowitz [Member[ | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction																										$ 200,000
Maximum [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Offering of Securities																									$ 4,000,000
Maximum [Member] | In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							4,000,000
Proceeds from Issuance Initial Public Offering							30,000,000
Maximum [Member] | Samuel Herschkowitz [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 4.88
Percentage Of Interest Rate On Event Of Default																						24.00%
Maximum [Member] | Dr. Samuel Herschkowitz and SOK Partners, LLC [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Equity Bonus Valued At Common Stock Rate (in Dollars per share)																							$ 4.88
Maximum [Member] | Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Triggering Transaction [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							3,000,000
Maximum [Member] | Dr. Samual Herschkowitz [Member[ | In the Event of a Series of Transactions [Member] | Upon Consummating Underwritten Offering [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							1,000,000
Maximum [Member] | Dr. Samual Herschkowitz [Member[ | Forbearance Agreement [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction																										$ 1,000,000
Maximum [Member] | Dr. Samual Herschkowitz [Member[ | Reimbursement for Out of Pocket Cost in Connection with Shell Transactions [Member] | In the Event of a Series of Transactions [Member]
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							$ 10,000